CONSOLIDATED FINANCIAL STATEMENTS - Financial information of joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	R$ 3,005,645	R$ 2,475,863	R$ 4,160,654	R$ 4,617,204
Total current assets	29,197,937	31,257,422
Total non-current assets	45,687,207	42,541,230
Total current liabilities	11,284,612	13,462,581
Total non-current liabilities	14,361,669	14,037,878
Cost of sales	(57,583,992)	(63,661,156)	(57,527,721)
Financial income	903,019	606,362	249,024
Financial expenses	(1,396,789)	(1,563,158)	(1,433,087)
Income and social contribution taxes	(1,809,622)	(4,379,475)	(4,713,630)
Net income	7,536,983	11,479,552	15,558,938
Depreciation and amortisation	(3,047,212)	(2,866,699)	(2,658,561)
Total comprehensive income for the year, net of tax	5,653,319	10,685,482	16,812,883
Joint ventures
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	1,560,816	948,019	1,146,411
Total current assets	6,212,742	5,358,394	6,175,859
Total non-current assets	6,362,085	4,817,960	5,223,576
Short-term debt	389,433	454,518	890,039
Total current liabilities	3,821,055	3,574,475	4,360,043
Long-term debt	633,163	921,164	2,054,530
Total non-current liabilities	1,210,572	1,232,537	2,374,207
Net sales	13,605,661	14,978,713	12,263,023
Cost of sales	(8,907,668)	(12,072,326)	(10,075,640)
Income before financial income (expenses) and taxes	1,998,139	2,424,468	1,396,769
Financial income	211,149	339,310	349,333
Financial expenses	(319,079)	(501,573)	(740,096)
Income and social contribution taxes	(249,629)	(518,113)	(104,359)
Net income	1,372,870	1,713,009	968,064
Depreciation and amortisation	(329,855)	(299,830)	(742,566)
Total comprehensive income for the year, net of tax	R$ 1,380,500	R$ 1,710,953	R$ 968,239